Submission	Mar. 04, 2026
Submission [Line Items]
Central Index Key	0001710340
Registrant Name	Eton Pharmaceuticals, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A